Inventories - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($) oz $ / shares	Dec. 31, 2020 USD ($) oz $ / shares	Dec. 31, 2019 USD ($) oz $ / shares
Inventory [Line Items]
Capitalized costs	$ 700,000		$ 300,000	$ 300,000
Capitalized costs, leach pads, current	2,400,000		1,800,000	1,800,000
Capitalized costs, leach pads, noncurrent	2,300,000		400,000	0
Inventory, leach pads, production costs written off	0	$ 6,500,000	$ 16,700,000	$ 15,100,000
Inventory, leach pads, gold written off | oz		3,980	10,492	11,680
Inventory, leach pads, capitalized costs written off		$ 500,000	$ 1,300,000	$ 1,300,000
Mine site period costs, gross	10,200,000	6,600,000	46,700,000	2,200,000
Mine site period costs, depreciation and amortization	600,000	$ 500,000	3,000,000.0	200,000
Inventory, net	$ 18,950,000		$ 12,867,000	$ 4,453,000
Basic (in dollars per share) | $ / shares	$ (0.16)	$ (107.07)	$ (3.92)	$ (327.95)
Inventory Valuation and Obsolescence
Inventory [Line Items]
Inventory, net			$ 2,400,000
Basic (in dollars per share) | $ / shares			$ 0.07